Summary of Principal Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Foreign Owned Subsidiaries
Term of loan agreement among shareholders of VIEs	20 years
Shareholder voting right proxy agreement term	20 years
Shareholder voting right proxy agreement extension period	1 year
Shanghai Yifang
Foreign Owned Subsidiaries
Ownership percentage	100.00%
Shanghai SINA Leju
Foreign Owned Subsidiaries
Ownership percentage	100.00%
Shanghai Yi Yue
Foreign Owned Subsidiaries
Ownership percentage	100.00%
Beijing Maiteng
Foreign Owned Subsidiaries
Ownership percentage	90.00%